UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Einhorn
Title:     President
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     David Einhorn     New York, New York     November 15, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $1,777,329 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107    39600  1800000 SH       SOLE                  1800000
AMERICAN HOME MTG INVT CORP    COM              02660R107    99614  3564000 SH       SOLE                  3564000
ATARI INC                      COM              04651M105     5471  3485000 SH       SOLE                  3485000
BEAZER HOMES USA INC           COM              07556Q105    55401   518300 SH       SOLE                   518300
BIOVERIS CORP                  COM              090676107     2095   337400 SH       SOLE                   337400
BOSTON COMMUNICATIONS GROUP    COM              100582105     9979  1137800 SH       SOLE                  1137800
CIRCUIT CITY STORE INC         COM              172737108    46020  3000000 SH       SOLE                  3000000
ENERGY CONVERSION DEVICES IN   COM              292659109     7392   557500 SH       SOLE                   557500
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107   296525 20736000 SH       SOLE                 20736000
GENWORTH FINL INC              COM CL A         37247D106    82016  3520000 SH       SOLE                  3520000
HOSPIRA INC                    COM              441060100   155809  5091800 SH       SOLE                  5091800
IDT CORP                       CL B             448947309    71758  4774300 SH       SOLE                  4774300
INFOCROSSING INC               COM              45664X109     1069    67600 SH       SOLE                    67600
M D C HLDGS INC                COM              552676108   220279  3013387 SH       SOLE                  3013387
MCI INC                        COM              552691107    83749  4999938 SH       SOLE                  4999938
MERCER INTL INC                SH BEN INT       588056101    22323  2565830 SH       SOLE                  2565830
MI DEVS INC                    CL A SUB VTG     55304X104   118910  4700000 SH       SOLE                  4700000
NBTY INC                       COM              628782104    16819   780100 SH       SOLE                   780100
NEW CENTURY FINANCIAL CORP     COM              64352D101   200533  3330000 SH       SOLE                  3330000
NORTH AMERN SCIENTIFIC INC     COM              65715D100      875   169500 SH       SOLE                   169500
NRG ENERGY INC                 COM NEW          629377508     2003    74363 SH       SOLE                    74363
PATINA OIL & GAS CORP          COM              703224105    97581  3300012 SH       SOLE                  3300012
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    22983  2820000 SH       SOLE                  2820000
STATE AUTO FINL CORP           COM              855707105    15121   522306 SH       SOLE                   522306
VIAD CORP                      COM NEW          92552R406    33761  1422700 SH       SOLE                  1422700
WASHINGTON GROUP INTL INC      COM NEW          938862208    48835  1410600 SH       SOLE                  1410600
WELLCHOICE INC                 COM              949475107    20808   557400 SH       SOLE                   557400